Information on how numbers were calculated (Details 3) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Finance income	€ 10,433	€ 130	€ 1
Finance costs	2,731	4,923	2,049
Net financial result	7,702	(4,793)	(2,048)
Foreign exchange
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Finance income	8,250	0	0
Finance costs	2,624	2,358	3
Interest income
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Finance income	2,183	130	0
Other income
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Finance income	0	0	1
Finance costs	€ 107	€ 2,565	€ 2,046